Regulatory Capital Requirements (Narrative) (Detail) - JPY (¥) ¥ in Millions		1 Months Ended
		Jul. 31, 2013	Mar. 31, 2015	Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013
Under Guidelines Applicable to Japanese Banking Institutions with International Operations Conducted by Foreign Offices from March 31, 2014 until March 30, 2015 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio for Common Equity Tier 1			4.00%
Minimum capital ratio for Tier 1			5.50%
Minimum capital ratio for total capital			8.00%
Under Guidelines Applicable to Japanese Banking Institutions with International Operations Conducted by Foreign Offices from March 31, 2015 until March 30, 2016 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio for Common Equity Tier 1			4.50%
Minimum capital ratio for Tier 1			6.00%
Minimum capital ratio for total capital			8.00%
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weighted threshold of items not deducted from Common Equity Tier 1 capital			250.00%
Tier 2 capital factor, percentage of the unrealized gains on investment securities available-for-sale			45.00%
Tier 2 capital factor, percentage of the land revaluation excess			45.00%
MUMSS and Other Securities Subsidiaries [Member] | Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Law and related ordinance			120.00%
Minimum capital ratio requirement for financial instruments firms which will call for regulatory reporting			140.00%
Minimum capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration			100.00%
Stand-alone, MUMSS [Member] | Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets			¥ 398,244			¥ 377,325
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks			299.90%			291.50%
Stand-alone, MUMSS [Member] | Basel III [Member] | Previously Reported [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks						292.90%
MUMSS [Member] | Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets			¥ 426,091			¥ 400,570
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks			302.00%			293.70%
MUMSS [Member] | Basel III [Member] | Previously Reported [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks						295.00%
MUB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum total risk based capital ratio to be categorized as "well capitalized"				10.00%			10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"				6.00%			6.00%
Tier 1 capital to quarterly average assets to be categorized as "well capitalized"				5.00%			5.00%
MUB [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio for Common Equity Tier 1		4.50%
Minimum capital ratio for Tier 1				5.50%
Minimum capital ratio for total capital				8.00%
Capital conservation buffer for a total minimum Common Equity Tier 1 capital ratio		2.50%
Total minimum Common Equity Tier 1 capital ratio		7.00%
Maximum potential countercyclical buffer imposed by regulators		2.50%
Tier 1 Leverage Ratio		4.00%		4.00%	[1]
Tier 1 Supplementary Leverage Ratio		3.00%
Phase-in period to eliminate the Accumulated OCI or loss exclusion applied under Basel I and Basel II rules		4 years
Minimum total risk based capital ratio to be categorized as "well capitalized"				10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"				6.00%
Tier 1 capital to quarterly average assets to be categorized as "well capitalized"	[1]			5.00%

[1]	Excludes certain intangible assets.